Material Terms and Conditions Conversion of Eleventh Series Class XI Preferred Stock on Day Following End of Conversion Period (Parenthetical) (Detail) (Eleventh series class XI preferred stock, JPY ¥)
Mar. 31, 2014
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Conversion price, numerator	¥ 1,000
Conversion price, denominator	¥ 282.90